COMPANY'S OPERATIONS - Dividends (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands			6 Months Ended
	Apr. 26, 2022	Jan. 07, 2022	Jun. 30, 2022
COMPANY'S OPERATIONS
Dividends declared		R$ 1,000,000
Dividends declared, per share		R$ 0.741168104
Payment of supplementary dividends	R$ 799,903		R$ 799,903
Payment of supplementary dividends, per share	R$ 0.592805521